DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 04, 2025	Jul. 02, 2025	May 22, 2025	May 20, 2025	Jun. 30, 2025	May 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash							$ 64,540						$ 14,630	$ 64,540		$ 417
Working capital deficit							4,171,735							4,171,735		873,034
Accumulated deficit							2,822,839						39,562	2,822,839		1,412,553
Prepaid advance							25,327							25,327
Net loss							$ 496,209	$ 622,756	$ 291,321	$ 500,413	$ 275,142	$ 109,508	$ 39,562	$ 1,410,286	$ 885,064	$ 1,372,991
Sportech [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing of funds				$ 2,000,000
Capital Contribution Agreement [Member] | Sportech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business fund					$ 10,000,000
Purchase of company common stock						$ 30,000,000
Prepaid advance						3,000,000
Capital Contribution Agreement [Member] | Sportech [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business fund					$ 10,000,000
Purchase of company common stock				30,000,000		30,000,000
Prepaid advance				3,000,000		$ 3,000,000
Financing Agreement [Member] | Sportech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing of funds		$ 500,000	$ 500,000
Financing Agreement [Member] | Sportech [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing of funds	$ 2,000,000	$ 500,000	$ 500,000	$ 500,000